Annual Total Returns - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Enhanced High Yield ETF - Fidelity Enhanced High Yield ETF
Jan. 24, 2025
Bar Chart Table:
Annual Return, Inception Date	Jun. 12, 2018
Annual Return 2019	17.54%
Annual Return 2020	10.64%
Annual Return 2021	4.69%
Annual Return 2022	(11.58%)
Annual Return 2023	11.64%